Shareholder Report, Holdings (Details)	May 31, 2026
C000119983 | Top10HoldingU.S. Treasury NotesBNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119983 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAD4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119983 | Top10HoldingFederal National Mortgage Assn.BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119983 | Top10HoldingStructured Agency Credit Risk Debt NotesBNY-35564KJP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119983 | Top10HoldingExeter Automobile Receivables TrustBNY-30165AAE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Top10HoldingBain Capital CreditBNY-05685ABA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119983 | Top10HoldingFederal Home Loan MortgageBNY-3133Q3SP7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119983 | Top10HoldingHCABNY-404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119983 | Top10HoldingSouthern California EdisonBNY-8424C1FS2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119983 | Top10HoldingGlobal PaymentsBNY-37940XAV4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119983 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000119983 | 0BNY-929089AB6
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000119983 | 0BNY-07132JBL7
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000119983 | 0BNY-05619PAA4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000119983 | 0BNY-95866XF21
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000119983 | 0BNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119983 | 0BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000119983 | 0BNY-912797TE7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119983 | 0BNY-BSFR2S3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119983 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193195 | Top10HoldingU.S. Treasury NotesBNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193195 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAD4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193195 | Top10HoldingFederal National Mortgage Assn.BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193195 | Top10HoldingStructured Agency Credit Risk Debt NotesBNY-35564KJP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193195 | Top10HoldingExeter Automobile Receivables TrustBNY-30165AAE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Top10HoldingBain Capital CreditBNY-05685ABA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193195 | Top10HoldingFederal Home Loan MortgageBNY-3133Q3SP7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193195 | Top10HoldingHCABNY-404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193195 | Top10HoldingSouthern California EdisonBNY-8424C1FS2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193195 | Top10HoldingGlobal PaymentsBNY-37940XAV4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193195 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000193195 | 0BNY-929089AB6
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000193195 | 0BNY-07132JBL7
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193195 | 0BNY-05619PAA4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193195 | 0BNY-95866XF21
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193195 | 0BNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193195 | 0BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193195 | 0BNY-912797TE7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193195 | 0BNY-BSFR2S3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193195 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225825 | Top10HoldingU.S. Treasury NotesBNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225825 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAD4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225825 | Top10HoldingFederal National Mortgage Assn.BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225825 | Top10HoldingStructured Agency Credit Risk Debt NotesBNY-35564KJP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225825 | Top10HoldingExeter Automobile Receivables TrustBNY-30165AAE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Top10HoldingBain Capital CreditBNY-05685ABA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225825 | Top10HoldingFederal Home Loan MortgageBNY-3133Q3SP7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225825 | Top10HoldingHCABNY-404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225825 | Top10HoldingSouthern California EdisonBNY-8424C1FS2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225825 | Top10HoldingGlobal PaymentsBNY-37940XAV4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225825 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000225825 | 0BNY-929089AB6
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000225825 | 0BNY-07132JBL7
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000225825 | 0BNY-05619PAA4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225825 | 0BNY-95866XF21
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225825 | 0BNY-91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225825 | 0BNY-31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225825 | 0BNY-912797TE7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225825 | 0BNY-BSFR2S3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225825 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%